Pension and Other Benefit Plans - Asset Allocations (Details) - Pension Plans, Defined Benefit	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percent of plan assets	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percent of plan assets	25.00%	33.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Percent of plan assets	53.00%	33.00%
Alternatives
Defined Benefit Plan Disclosure [Line Items]
Percent of plan assets	18.00%	25.00%
Cash and other
Defined Benefit Plan Disclosure [Line Items]
Percent of plan assets	4.00%	9.00%